Revenues- Contract balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Revenues
Customer advances and deferred revenues	¥ 1,166,764	$ 183,091	¥ 2,423,190
Payable to merchants	319,329	$ 50,110	224,896
Customer liability	¥ 2,487,806		¥ 651,877